UNIT-BASED COMPENSATION (Details) - USD ($)	12 Months Ended			43 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common units that may be delivered (in shares)	500,000			500,000
Options, vested in period, fair value	$ 233,000	$ 233,000	$ 233,000
Compensation cost recognized	207,000	234,000	$ 238,000
Options outstanding, aggregate intrinsic value	0	$ 0		$ 0
Unrecognized compensation cost	$ 0			$ 0
Golar Partners, Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted (in shares)	0			99,000
Exercise price as of grant date (in dollars per share)	$ 20.55
Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years
Vesting November 18, 2017 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2018 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2019 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%